Income tax - Summary of Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Current year	$ 256	$ 4,331
Changes in prior years position	307	(478)
Current tax expense	563	3,853
Origination and reversal of temporary differences	(6,087)	(5,139)
Changes in tax rate & deferred tax asset not recognized	99	53
Changes in prior years position	(30)	(100)
Deferred tax recovery	$ (6,018)	$ (5,186)